MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

May 9, 2023

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:        Form N-14 for MainStay PineStone International Equity Fund

Dear Sir/Madam:

On behalf of MainStay Funds Trust (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission a Proxy Statement/Prospectus on Form N-14 (the “N-14”). The N-14 relates to the proposed reorganization of MainStay MacKay International Equity Fund, a series of The MainStay Funds, with and into MainStay PineStone International Equity Fund, a series of the Registrant.

Please direct any questions concerning the filing to undersigned at (201) 685-6221 or Thomas_Humbert@nylim.com.

Very truly yours,

/s/ Thomas C. Humbert, Jr.

Thomas C. Humbert, Jr.
Assistant Secretary